Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Other Employee-Related Obligations
Schedule of other employee-related liabilities

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,147	316	3,464	3,059	352	3,411
/ Other non-financial liabilities	4,643	770	5,413	4,839	957	5,796
Other employee-related liabilities as % of / other non-financial liabilities	68	41	64	63	37	59